MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
MARKETABLE SECURITIES
Schedule of fair value of the marketable securities

	December 31,	December 31,	December 31,
	2025	2024	2023
Opening balance	$12,404	$7,422	$16,473
Unrealized fair value gain (loss) on marketable securities	9,734	4,982	(9,051)
Ending balance	$22,138	$12,404	$7,422